Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories
Inventories

The following table provides the components of Inventories:
	As of December 31,
(MILLIONS OF DOLLARS)	2015	2014
Finished goods	$2,714	$1,905
Work in process	3,932	3,248
Raw materials and supplies	867	510
Inventories(a)	$7,513	$5,663
Noncurrent inventories not included above(b)	$594	$425

(a)	Increase primarily due to the acquisition of Hospira inventories, which were recorded at fair value. For additional information, see Note 2A.

(b)	Included in Other noncurrent assets. There are no recoverability issues associated with these amounts.